Summary of Significant Accounting Policies (Details - Estimated lives)	12 Months Ended
Dec. 31, 2023
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5-7 Years / 20%
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	55%
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 Years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 Years / 30%